Financial Assets, Non-current - Ericsson's Share of Assets, Liabilities and Income in Associated Company Rockstar Consortium (Parenthetical) (Detail) - Rockstar Consortium LLC [member]	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets [line items]
Percentage of company's share of net assets	21.26%
Percentage company's share of net income and other comprehensive income	21.26%